January 3, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC

RE: 		Managed  Municipals Portfolio II Inc.  (the "Fund")
		File No. 33-49982

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from that contained in Post-Effective Amendment No. 7 (the "Amendment") to the Fund's Registration Statement on Form N-2. This Amendment was filed electronically on December 29, 1999.

Any comments on this filing should be directed to me at 212-816-3579.

Please return an electronic transmittal as evidence of your receipt of this filing.


						Very truly yours,

						/s/William J. Renahan
						William J. Renahan
						Vice President and
						Assistant General Counsel



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